Non-financial assets and liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Right Of Use Assets Line Item
Beginning balance	$ 5,134
Depreciation charge	(2,771)	$ (1,661)	$ (1,717)
Ending balance	2,732	5,134
Buildings
Disclosure Of Right Of Use Assets Line Item
Depreciation charge	(1,600)	(1,700)	(1,700)
Manufacturing
Disclosure Of Right Of Use Assets Line Item
Depreciation charge	(1,200)	(700)	(1,400)
Right-of-use Assets
Disclosure Of Right Of Use Assets Line Item
Beginning balance	5,134	7,920
Additions/(derecognition)		(649)
Additions	0
Remeasurement	369	224
Exchange differences	0	(15)
Depreciation charge	(2,771)	(2,346)
Ending balance	2,732	5,134	7,920
Right-of-use Assets | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	5,134
Ending balance		5,134
Right-of-use Assets | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	16,135
Ending balance	15,373	16,135
Right-of-use Assets | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(11,001)
Ending balance	(12,641)	(11,001)
Right-of-use Assets | Buildings
Disclosure Of Right Of Use Assets Line Item
Beginning balance	3,297	5,096
Additions/(derecognition)		(649)
Additions	0
Remeasurement	0	526
Exchange differences	0	(15)
Depreciation charge	(1,570)	(1,661)
Ending balance	1,727	3,297	5,096
Right-of-use Assets | Buildings | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	3,297
Ending balance		3,297
Right-of-use Assets | Buildings | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	9,957
Ending balance	9,128	9,957
Right-of-use Assets | Buildings | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(6,660)
Ending balance	(7,401)	(6,660)
Right-of-use Assets | Manufacturing
Disclosure Of Right Of Use Assets Line Item
Beginning balance	1,837	2,824
Remeasurement	369
Remeasurement		(302)
Depreciation charge	(1,201)	(685)
Ending balance	1,005	1,837	$ 2,824
Right-of-use Assets | Manufacturing | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	1,837
Ending balance		1,837
Right-of-use Assets | Manufacturing | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	6,178
Ending balance	6,245	6,178
Right-of-use Assets | Manufacturing | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(4,341)
Ending balance	$ (5,240)	$ (4,341)